Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using the equity method
Schedule of investment in associate and percentage of equity interest held in associate

Investment in associate

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
At beginning of year	—	37,253	29,452
Additions	40,000	—	100,000
Share of losses of associate	(2,747)	(15,442)	(14,328)
Gain on dilution of interest in associate (Note 8)	—	7,641	—
At end of year	37,253	29,452	115,124

The investment in associate as at December 31, 2018 and 2019 are as follows:

			Percentage of
			equity interest
			As at
	Place of business		December 31,
	and incorporation	Principal activities	2018	2019
Puhui Lixin	Shanghai, PRC	Technology consulting services	13.33%	35.00%

Schedule of Investment in joint venture and percentage of equity interest held in joint venture

Investment in joint venture

	For the year ended December 31,
	2018	2019
	RMB’000	RMB’000

At beginning of year	—	—
Additions	—	4,321
Share of losses of joint venture	—	(526)
Exchange difference		(90)
At end of year	—	3,705

The investment in joint venture as at December 31, 2019 is as follows:

			Percentage of equity interest
	Place of business	Principal	As at	As at
	and incorporation	activities	December 31, 2018	December 31, 2019

SBI Japan	Japan	Product, technology, Platform and/or service	—	31.00%